                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               --------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.
Address: 7101 W. 78th Street
         Suite 201
         Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew S. Wyatt
Title: Chief Executive Officer
Phone: (952) 229-8101

Signature, Place, and Date of Signing:


/s/ Andrew S. Wyatt   Minneapolis, Minnesota   November 13, 2009
-------------------   ----------------------   -----------------
    [Signature]            [City, State]             [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F File Number   Name
--------------------   ---------------------
28-01190               Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          91
Form 13F Information Table Value Total:    $217,705
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                       VOTING AUTHORITY
                               TITLE OF              VALUE                             ----------------
NAME OF ISSUER                  CLASS       CUSIP   (x$1000) SHARES INV DISC OTHER MGR   SOLE   SHARED   NONE
--------------------------------------------------------------------------------------------------------------
Abbott LABS                  COM          002824100     1981  40053 SOLE     NONE        11026           29027
Abbott LABS                  COM          002824100     4671  94416 DEFINED  NONE        94416
ACE Ltd                      COM          H0023R105      554  10367 SOLE     NONE         3404            6963
ACE Ltd                      COM          H0023R105     1559  29163 DEFINED  NONE        29163
Adobe Sys Inc                COM          00724F101     3407 103107 SOLE     NONE        28526           74581
Adobe Sys Inc                COM          00724F101     8101 245178 DEFINED  NONE       245178
Alliant Techsystems Inc      COM          018804104     1017  13070 SOLE     NONE         3589            9481
Alliant Techsystems Inc      COM          018804104     2409  30942 DEFINED  NONE        30942
Amazon com Inc               COM          023135106      562   6025 SOLE     NONE         1669            4356
Amazon com Inc               COM          023135106     1369  14669 DEFINED  NONE        14669
Apollo Group Inc             CL A         037604105     1300  17645 SOLE     NONE         4836           12809
Apollo Group Inc             CL A         037604105     3069  41656 DEFINED  NONE        41656
Apple  Inc                   COM          037833100     3549  19150 SOLE     NONE         5255           13895
Apple Inc                    COM          037833100     8475  45724 DEFINED  NONE        45724
ATS Med Inc                  COM          002083103       27  10000 SOLE     NONE                        10000
Best Buy Inc                 COM          086516101      613  16333 SOLE     NONE         4355           11978
Best Buy Inc                 COM          086516101     1431  38133 DEFINED  NONE        38133
Brocade Communications Sys I COM NEW      111621306     1492 189777 SOLE     NONE        52160          137617
Brocade Communications Sys I COM NEW      111621306     3522 448032 DEFINED  NONE       448032
Celgene Corp                 COM          151020104     2138  38255 SOLE     NONE        10462           27793
Celgene Corp                 COM          151020104     5039  90151 DEFINED  NONE        90151
Coca Cola Co                 COM          191216100      677  12609 SOLE     NONE         5747            6862
Colgate Palmolive Co         COM          194162103      702   9204 SOLE     NONE         3021            6183
Colgate Palmolive Co         COM          194162103     1271  16668 DEFINED  NONE        16668
Costco Whsl Corp New         COM          22160K105     1450  25717 SOLE     NONE         7045           18672
Costco Whsl Corp New         COM          22160K105     3420  60653 DEFINED  NONE        60653
Diageo P L C                 SPON ADR NEW 25243Q205      615  10009 SOLE     NONE         2285            7724
Diageo P L C                 SPON ADR NEW 25243Q205     2272  36945 DEFINED  NONE        36945
Disney Walt Co               COM DISNEY   254687106     1572  57249 SOLE     NONE        15774           41475
Disney Walt Co               COM DISNEY   254687106     3712 135191 DEFINED  NONE       135191
DreamWorks Animation SKG Inc CL A         26153C103      588  16537 SOLE     NONE         4587           11950
DreamWorks Animation SKG Inc CL A         26153C103     1409  39626 DEFINED  NONE        39626
First Solar Inc              COM          336433107     1165   7622 SOLE     NONE         2087            5535
First Solar Inc              COM          336433107     2749  17981 DEFINED  NONE        17981
General MLS Inc              COM          370334104     2045  31765 SOLE     NONE         8778           22987
General MLS Inc              COM          370334104     4955  76963 DEFINED  NONE        76963
Gilead Sciences Inc          COM          375558103     2623  56412 SOLE     NONE        15531           40881
Gilead Sciences Inc          COM          375558103     6327 136056 DEFINED  NONE       136056
Goldman Sachs Group Inc      COM          38141G104     1549   8405 SOLE     NONE         2312            6093
Goldman Sachs Group Inc      COM          38141G104     3679  19955 DEFINED  NONE        19955
Google Inc                   CL A         38259P508     2234   4506 SOLE     NONE         1242            3264
Google Inc                   CL A         38259P508     5408  10907 DEFINED  NONE        10907
Halliburton Co               COM          406216101      407  15005 SOLE     NONE                        15005
Hess Corp                    COM          42809H107     1940  36291 SOLE     NONE        10070           26221
Hess Corp                    COM          42809H107     4602  86085 DEFINED  NONE        86085
Hewlett Packard Co           COM          428236103     2905  61534 SOLE     NONE        16939           44595
Hewlett Packard Co           COM          428236103     6874 145611 DEFINED  NONE       145611
Honeywell Intl Inc           COM          438516106     1410  37964 SOLE     NONE        10377           27587
Honeywell Intnl Inc          COM          438516106     3284  88398 DEFINED  NONE        88398
IntercontinentalExchange Inc COM          45865V100     1643  16905 SOLE     NONE         4676           12229
IntercontinentalExchange Inc COM          45865V100     3902  40146 DEFINED  NONE        40146
Joy Global Inc               COM          481165108     1369  27968 SOLE     NONE         7727           20241
Joy Global Inc               COM          481165108     3251  66435 DEFINED  NONE        66435
Kohls Corp                   COM          500255104      493   8638 SOLE     NONE         2539            6099
Kohls Corp                   COM          500255104     1127  19756 DEFINED  NONE        19756
MasterCard Inc               CL A         57636Q104      780   3857 SOLE     NONE         1049            2808
MasterCard Inc               CL A         57636Q104     1831   9057 DEFINED  NONE         9057
Monsanto Co                  COM          61166W101     2048  26454 SOLE     NONE         7251           19203
Monsanto Co                  COM          61166W101     4943  63864 DEFINED  NONE        63864
Nike Inc                     CL B         654106103     1249  19300 SOLE     NONE         5328           13972
Nike Inc                     CL B         654106103     2942  45464 DEFINED  NONE        45464
Oracle Corp                  COM          68389X105     1661  79703 SOLE     NONE        21885           57818
Oracle Corp                  COM          68389X105     3917 187974 DEFINED  NONE       187974
Petrohawk Energy Corp        COM          716495106     1525  62972 SOLE     NONE        17333           45639
Petrohawk Energy Corp        COM          716495106     3595 148472 DEFINED  NONE       148472
Philip Morris Intl Inc       COM          718172109     1683  34529 SOLE     NONE         6530           27999
Philip Morris Intl Inc       COM          718172109     5259 107895 DEFINED  NONE       107895
Polo Ralph Lauren Corp       CL A         731572103      366   4773 SOLE     NONE         1172            3601
Polo Ralph Lauren Corp       CL A         731572103      955  12465 DEFINED  NONE        12465
Qualcomm Inc                 COM          747525103     2512  55850 SOLE     NONE        15412           40438
Qualcomm Inc                 COM          747525103     6082 135210 DEFINED  NONE       135210
Research in Motion Ltd       COM          760975102     1703  25178 SOLE     NONE         7436           17742
Research in Motion Ltd       COM          760975102     3950  58402 DEFINED  NONE        58402
Salesforce Com Inc           COM          79466L302      435   7646 SOLE     NONE         2124            5522
Salesforce Com Inc           COM          79466L302     1138  19981 DEFINED  NONE        19981
Schlumberger Ltd             COM          806857108      826  13858 SOLE     NONE         6682            7176
Schlumberger Ltd             COM          806857108     3405  57128 DEFINED  NONE        57128
Target Corp                  COM          87612E106     1577  33789 SOLE     NONE         9756           24033
Target Corp                  COM          87612E106     3672  78663 DEFINED  NONE        78663
Terex Corp New               COM          880779103     1022  49303 SOLE     NONE        13651           35652
Terex Corp New               COM          880779103     2419 116680 DEFINED  NONE       116680
Teva Pharmaceutical Inds Ltd COM          881624209     2181  43134 SOLE     NONE        11780           31354
Teva Pharmaceutical Inds Ltd COM          881624209     5112 101108 DEFINED  NONE       101108
Union Pac Corp               COM          907818108      820  14057 SOLE     NONE         3868           10189
Union Pac Corp               COM          907818108     1937  33199 DEFINED  NONE        33199
Vanguard Index FDS           STK MRK ETF  922908769      375   7000 SOLE     NONE                         7000
Vistaprint N V               SHS          N93540107      329   6483 SOLE     NONE         1724            4759
Vistaprint N V               SHS          N93540107      850  16750 DEFINED  NONE        16750
Western UN Co                COM          959802109     1389  73407 SOLE     NONE        20228           53179
Western UN Co.               COM          959802109     3268 172733 DEFINED  NONE       172733
XATA Corp                    COM NEW      983882309       35  12017 SOLE     NONE                        12017